Income Tax Expense - Summary of Movements in deferred Tax Balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [line items]
initial balance	€ 655	€ 669	€ 36
Recognised in profit or loss	1,301	187	633
Recognised in OCI	20	(201)
Final balance	1,976	655	669
Deferred tax assets [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	1,653	1,975	1,965
Recognised in profit or loss	308	(121)	10
Recognised in OCI	20	(201)
Final balance	1,981	1,653	1,975
Deferred tax liability [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	(998)	(1,306)	(1,929)
Recognised in profit or loss	993	308	623
Final balance	€ (5)	€ (998)	€ (1,306)